Staff costs (Tables)	12 Months Ended
Dec. 31, 2018
Staff costs
Staff costs

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)
Wages and salaries	€(61,619)	€(46,677)	€(34,857)
Social security costs	(11,003)	(9,081)	(7,328)
Pension costs	(2,994)	(2,175)	(1,728)
Other personnel costs	(27,375)	(16,465)	(9,617)
Total personnel costs	€(102,991)	€(74,398)	€(53,530)